Plan of Restructuring (Details) - Amounts expensed and paid for restructuring costs (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Plan of Restructuring (Details) - Amounts expensed and paid for restructuring costs [Line Items]
Restructuring Balance	$ 162	$ 205	$ 73
Provision	50	415
Payment and Other Adjustment	93	283
Employee Severance [Member]
Plan of Restructuring (Details) - Amounts expensed and paid for restructuring costs [Line Items]
Restructuring Balance	162	181	43
Provision	40	349
Payment and Other Adjustment	59	211
Other Fees [Member]
Plan of Restructuring (Details) - Amounts expensed and paid for restructuring costs [Line Items]
Restructuring Balance		24	30
Provision	10	66
Payment and Other Adjustment	$ 34	$ 72